SHARE CAPITAL (Disclosure of outstanding options to acquire common shares) (Details)	12 Months Ended
	Mar. 31, 2026 Share $ / shares	Mar. 31, 2025 Share $ / shares	Mar. 31, 2024 Share $ / shares
Options Outstanding
Number of options outstanding | Share	5,606,667	6,123,334
Weighted Average Remaining Contractual Life (years)	2 years 6 months 18 days	2 years 3 months 29 days
Weighted average exercise price	$ 2.05	$ 2.32
Options Exercisable
Number of share options exercisable | Share	4,102,084	4,793,750
Weighted average exercise price	$ 2.35	$ 2.54
Range of Exercise Prices One [Member]
Options Outstanding
Number of options outstanding | Share	4,581,667	633,334
Weighted Average Remaining Contractual Life (years)	2 years 11 months 23 days	3 months 10 days
Weighted average exercise price	$ 1.55	$ 0.55
Options Exercisable
Number of share options exercisable | Share	3,077,084	633,334
Weighted average exercise price	$ 1.71	$ 0.55
Range of Exercise Prices One [Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price	1.01	0.4
Range of Exercise Prices One [Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price	$ 4	$ 1
Range of Exercise Prices Two [Member]
Options Outstanding
Number of options outstanding | Share	1,025,000	4,465,000
Weighted Average Remaining Contractual Life (years)	9 months 14 days	2 years 9 months
Weighted average exercise price	$ 4.27	$ 2.12
Options Exercisable
Number of share options exercisable | Share	1,025,000	3,135,416
Weighted average exercise price	$ 4.27	$ 2.37
Range of Exercise Prices Two [Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price	4.01	1.01
Range of Exercise Prices Two [Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price	$ 5.67	$ 4
Range of Exercise Prices Three [Member]
Options Outstanding
Number of options outstanding | Share		1,025,000
Weighted Average Remaining Contractual Life (years)		1 year 9 months 14 days
Weighted average exercise price		$ 4.27
Options Exercisable
Number of share options exercisable | Share		1,025,000
Weighted average exercise price		$ 4.27
Range of Exercise Prices Three [Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price		4.01
Range of Exercise Prices Three [Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price		$ 5.67
Triera Biosciences Ltd [Member]
Options Outstanding
Number of options outstanding | Share	190,000	190,000	195,000
Weighted average exercise price	$ 1	$ 1	$ 1
Triera Biosciences Ltd [Member] | Range of Exercise Prices Four [Member]
Options Outstanding
Number of options outstanding | Share	190,000	190,000
Weighted Average Remaining Contractual Life (years)	2 years 3 months 18 days	3 years 2 months 19 days
Weighted average exercise price	$ 1	$ 1
Options Exercisable
Number of share options exercisable | Share	188,333	186,666
Weighted average exercise price	$ 1	$ 1
Triera Biosciences Ltd [Member] | Range of Exercise Prices Four [Member] | Minimum [Member]
Options Outstanding
Weighted average exercise price	0	0
Triera Biosciences Ltd [Member] | Range of Exercise Prices Four [Member] | Maximum [Member]
Options Outstanding
Weighted average exercise price	$ 1	$ 1